Taxes (Details) - Schedule of statutory effective tax rate		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of statutory effective tax rate [Abstract]
Statutory PRC income tax rate		25.00%	25.00%	25.00%
Favorable tax rate impact	[1]	(6.80%)	(7.90%)	(6.30%)
Permanent difference		0.50%	0.80%	(4.60%)
Change in valuation allowance		2.20%	(2.90%)	(29.00%)
Effective tax rate		20.90%	15.00%	(14.90%)

[1]	Distance Learning is subject to a favorable tax rate of 15%; Shanghai Xia Shu, Shanghai Xin Fu, Hunan Huafu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Liaoning Huafu and Huafu Silu are subject to a favorable tax rate of 10%.